Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Information about Company's Reportable Segment
The table below presents information about the Company’s reportable segment for the year ended December 31, 2023, 2024, and 2025. The accounting policies followed in the preparation of the reportable segment are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income from operations.

	Year ended December 31, 2023		Year ended December 31, 2024		Year ended December 31, 2025
	Tanker segment	Total	Tanker segment	Total	Tanker segment	LPG carrier segment	Total
Pool revenues	$15,611,872	$15,611,872	$6,768,672	$6,768,672	$7,507,528	$—	$7,507,528
Time charter revenues	—	—	—	—	—	2,398,074	2,398,074
Total vessel revenues	$15,611,872	$15,611,872	$6,768,672	$6,768,672	$7,507,528	$2,398,074	$9,905,602
Voyage expenses (including charges from related parties)	(198,730)	(198,730)	(315,055)	(315,055)	(1,085,022)	(126,991)	(1,212,013)
Vessel operating expenses	(5,164,248)	(5,164,248)	(2,310,287)	(2,310,287)	(2,389,815)	(1,007,390)	(3,397,205)
Management fees to related parties	(688,547)	(688,547)	(386,162)	(386,162)	(398,751)	(239,800)	(638,551)
Depreciation and amortization	(1,490,577)	(1,490,577)	(1,168,558)	(1,168,558)	(1,471,260)	(655,191)	(2,126,451)
Gain on sale of vessel	8,226,258	8,226,258	—	—	—	—	—
Segments operating income	$16,296,028	$16,296,028	$2,588,610	$2,588,610	$2,162,680	$368,702	$2,531,382
Finance costs		(16,352)		(13,063)			(33,126)
Interest income		10,396		—			426,670
Change in fair value of crypto assets-Bitcoin		—		—			(1,148,600)
Foreign exchange losses		(9,930)		(1,628)			(11,273)
Less: Unallocated corporate general and administrative expenses (including related parties)		(807,607)		(1,522,516)			(1,810,195)
Net income/(loss) and comprehensive income/(loss), before taxes		$15,472,535		$1,051,403			$(45,142)

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2024, and December 31, 2025, is as follows:

	As of December 31, 2024	As of December 31, 2025
Tanker segment	21,581,980	12,377,612
LPG carrier segment	—	36,570,846
Cash and cash equivalents(1)	—	5,648,644
Prepaid expenses and other assets(1)	—	4,352,011
Total assets	$21,581,980	$58,949,113

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.